UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                   FORM N-PX

         ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY


Investment Company Act file number: 811-576

Northeast Investors Trust
(exact name of registrant as specified in charter)

125 High Street, Room 1802
Boston, MA 02110
(adress of principal executive offices)

David Randall
125 High St, Room 1802
Boston, MA 02110
(name and address of agent for service)

Registrant's telephone number, including area code:     800-225-6704

Date of fiscal year end:  September 30

Date of reporting period ending:  June 30, 2015

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting records for the most recent twelve-month period June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. 3507

                                                                                    FOR/AGAINST
ITEM  PROPOSAL                                                      TYPE     VOTE   MANAGEMENT
----  --------                                                   ---------- ------- -----------


                           INVESTMENT COMPANY REPORT


ROMA RESTAURANT HOLDING, INC.
Security        77599R980          Meeting Type       Special
Ticker Symbol   ROMA               Meeting Date       21-Jul-2014
ISIN            		   Agenda             Management


                                                                                    FOR/AGAINST
ITEM  PROPOSAL                                                      TYPE     VOTE   MANAGEMENT
----  --------                                                   ---------- ------- -----------
1.    DIRECTOR                                                   Management
         1   SCOTT WILSON                                                    For       For

                           INVESTMENT COMPANY REPORT


HARRY & DAVID HLDGS, INC.
Security       41587A201  Meeting Type Special
Ticker Symbol  HARR       Meeting Date 30-Sep-2014
ISIN    US41587A2015      Agenda       934076464 - Management


                                                           FOR/AGAINST
ITEM  PROPOSAL                             TYPE       VOTE MANAGEMENT
----  --------                             ---------- ---- -----------
1.    TO ADOPT THE TRANSACTION AGREEMENT   Management For      For
      DTD 8/30/14 BY AND AMONG 1-800-
      FLOWERS.COM, INC., GOLDEN PEAR
      ACQUISITION CO. AND HARRY & DAVID
      HOLDINGS, INC.
2.    TO APPROVE THE ADJOURNMENT OF THE    Management For      For
      SPECIAL MEETING, IF NECESSARY, TO
      SOLICIT ADDITIONAL PROXIES IF THERE
      ARE NOT SUFFICIENT VOTES TO ADOPT THE
      TRANSACTION AGREEMENT AT THE TIME OF
      THE SPECIAL MEETING.



                           INVESTMENT COMPANY REPORT

PITNEY BOWES INTERNATIONAL HOLDINGS, INC
Security       724481866     Meeting Type  Annual
Ticker Symbol  PBOWO         Meeting Date  04-Dec-2014
ISIN           US7244818669  Agenda        934099551 - Management


                                                          FOR/AGAINST
ITEM  PROPOSAL                            TYPE       VOTE MANAGEMENT
----  --------                            ---------- ---- -----------
1.    DIRECTOR                            Management
        1   MARK J. GENTILE                          For      For
        2   JEFFREY SIMPSON                          For      For
2.    RATIFICATION OF THE SELECTION OF    Management For      For
      PRICEWATERHOUSECOOPERS LLP AS
      INDEPENDENT PUBLIC ACCOUNTANTS FOR
      THE COMPANY FOR THE YEAR ENDING
      DECEMBER 31, 2015.



                           INVESTMENT COMPANY REPORT

ROCK-TENN COMPANY
Security       772739207     Meeting Type  Annual
Ticker Symbol  RKT           Meeting Date  30-Jan-2015
ISIN           US7727392075  Agenda        934110800 - Management


                                                                                        FOR/AGAINST
ITEM PROPOSAL                                                        TYPE        VOTE   MANAGEMENT
---- --------                                                        ----------  ----   -----------
 1.  DIRECTOR                                                        Management
       1   TIMOTHY J. BERNLOHR                                                  For       For
       2   JENNY A. HOURIHAN                                                    For       For
       3   BETTINA M WHYTE                                                      For       For
 2.  RATIFICATION OF THE APPOINTMENT OF ERNST & YOUNG LLP TO SERVE   Management For       For
     AS THE INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM OF ROCK-
     TENN COMPANY.
 3.  ADVISORY VOTE ON EXECUTIVE COMPENSATION.                        Management Against   Against



			   INVESTMENT COMPANY REPORT

VISKASE COMPANIES, INC.
Security       92831R201       Meeting Type  Annual
Ticker Symbol  VKSC            Meeting Date  23-MAR-2015
ISIN           US92831R2013    Agenda        934134230 - Management



                                                   FOR/AGAINST
ITEM  PROPOSAL                     TYPE       VOTE MANAGEMENT
----  --------                     ---------- ---- -----------
1.    DIRECTOR                     Management
        1  SUNGHWAN CHO                       For      For
        2  THOMAS D. DAVIS                    For      For
        3  HUNTER C. GARY                     For      For
        4  PETER RECK                         For      For
        5  AUGUSTE E. RIMPEL, JR.             For      For
        6  ANDREW ROBERTO                     For      For
        7  PETER K. SHEA                      For      For



                           INVESTMENT COMPANY REPORT

AMTROL HOLDINGS, INC.
Security       03236C996  Meeting Type Annual
Ticker Symbol             Meeting Date 16-Apr-2015
ISIN                      Agenda


                                                           FOR/AGAINST
ITEM  PROPOSAL                             TYPE       VOTE MANAGEMENT
----  --------                             ---------- ---- -----------
1.    DIRECTOR                     Management
        1  LARRY T. GUILLEMETTE               For      For
        2  TIM JANSZEN                        For      For
        3  RYAN LANGDON                       For      For
        4  DAVID P. SPALDING                  For      For
        5  RICHARD HARRIS                     For      For




                          INVESTMENT COMPANY REPORT

AMTROL HOLDINGS, INC. SERIES C PREFERRED
Security       03236C210  Meeting Type Annual
Ticker Symbol             Meeting Date 16-Apr-2015
ISIN                      Agenda


                                                           FOR/AGAINST
ITEM  PROPOSAL                             TYPE       VOTE MANAGEMENT
----  --------                             ---------- ---- -----------
1.    DIRECTOR                     Management
        1  LARRY T. GUILLEMETTE               For      For
        2  TIM JANSZEN                        For      For
        3  RYAN LANGDON                       For      For
        4  DAVID P. SPALDING                  For      For
        5  RICHARD HARRIS                     For      For



                           INVESTMENT COMPANY REPORT

CITIGROUP INC.
Security       172967424     Meeting Type  Annual
Ticker Symbol  C             Meeting Date  23-Apr-2015
ISIN           US1729674242  Agenda        93414160 - Management

                                                                                        FOR/AGAINST
ITEM  PROPOSAL                                                      TYPE         VOTE   MANAGEMENT
----  --------                                                      ----------- ------- -----------
1A.   ELECTION OF DIRECTOR: MICHAEL L. CORBAT                       Management  For       For
1B.   ELECTION OF DIRECTOR: DUNCAN P. HENNES                        Management  For       For
1C.   ELECTION OF DIRECTOR: PETER B. HENRY                          Management  For       For
1D.   ELECTION OF DIRECTOR: FRANZ B. HUMER                          Management  For       For
1E.   ELECTION OF DIRECTOR: MICHAEL E. O'NEILL                      Management  For       For
1F.   ELECTION OF DIRECTOR: GARY M. REINER                          Management  For       For
1G.   ELECTION OF DIRECTOR: JUDITH RODIN                            Management  For       For
1H.   ELECTION OF DIRECTOR: ANTHONY M. SANTOMERO                    Management  For       For
1I.   ELECTION OF DIRECTOR: JOAN E. SPERO                           Management  For       For
1J.   ELECTION OF DIRECTOR: DIANA L. TAYLOR                         Management  For       For
1K.   ELECTION OF DIRECTOR: WILLIAM S. THOMPSON, JR.                Management  For       For
1L.   ELECTION OF DIRECTOR: JAMES S. TURLEY                         Management  For       For
1M.   ELECTION OF DIRECTOR: ERNESTO                                 Management  For       For
      ZEDILLO PONCE DE LEON
2.    PROPOSAL TO RATIFY THE SELECTION OF KPMG LLP AS CITI'S        Management  For       For
      INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR 2015.
3.    ADVISORY APPROVAL OF CITI'S 2014 EXECUTIVE COMPENSATION.      Management  Abstain   Against
4.    APPROVAL OF AN AMENDMENT TO THE CITIGROUP 2014 STOCK          Management  For       For
      INCENTIVE PLAN AUTHORIZING ADDITIONAL SHARES.
5.    STOCKHOLDER PROPOSAL REQUESTING PROXY ACCESS FOR              Shareholder For       For
      SHAREHOLDERS.
6.    STOCKHOLDER PROPOSAL REQUESTING A REPORT ON LOBBYING AND      Shareholder Against   For
      GRASSROOTS LOBBYING CONTRIBUTIONS.
7.    STOCKHOLDER PROPOSAL REQUESTING AN AMENDMENT TO THE GENERAL   Shareholder Against   For
      CLAWBACK POLICY.
8.    STOCKHOLDER PROPOSAL REQUESTING A BY-LAW AMENDMENT TO         Shareholder Against   For
      EXCLUDE FROM THE BOARD OF DIRECTORS' AUDIT COMMITTEE ANY
      DIRECTOR WHO WAS A DIRECTOR AT A PUBLIC COMPANY WHILE THAT
      COMPANY FILED FOR REORGANIZATION UNDER CHAPTER 11.
9.    STOCKHOLER PROPOSAL REQUESTING A REPORT REGARDING THE 	    Shareholder Against	  For
      VESTING OF EQUITY-BASED AWARDS FOR SENIOR EXECUTIVES DUE
      TO A VOLUNTARY RESIGNATION TO ENTER GOVERNMENT SERVICE.


                           INVESTMENT COMPANY REPORT

GROUPE EUROTUNNEL S.E, PARIS
Security       F477AL114     Meeting Type  MIX
Ticker Symbol                Meeting Date  29-Apr-2015
ISIN           FR0010533075  Agenda        705906355 - Management

                                                                                                              FOR/AGAINST
ITEM  PROPOSAL                                                                                TYPE       VOTE MANAGEMENT
----  --------                                                                                ---------- ---- -----------
CMMT  PLEASE NOTE IN THE FRENCH MARKET THAT THE ONLY VALID VOTE                               Non-Voting
      OPTIONS ARE "FOR"AND "AGAINST" A VOTE OF "ABSTAIN" WILL BE
      TREATED AS AN "AGAINST" VOTE.
CMMT  THE FOLLOWING APPLIES TO SHAREHOLDERS THAT DO NOT HOLD                                  Non-Voting
      SHARES DIRECTLY WITH A FRENCH CUSTODIAN: PROXY CARDS: VOTING
      INSTRUCTIONS WILL BE FORWARDED TO THE GLOBAL CUSTODIANS ON
      THE VOTE DEADLINE DATE. IN CAPACITY AS REGISTERED
      INTERMEDIARY, THE GLOBAL CUSTODIANS WILL SIGN THE PROXY CARDS
      AND FORWARD THEM TO THE LOCAL CUSTODIAN. IF YOU REQUEST MORE
      INFORMATION, PLEASE CONTACT YOUR CLIENT REPRESENTATIVE.
CMMT  08 APR 2015: PLEASE NOTE THAT IMPORTANT ADDITIONAL MEETING                              Non-Voting
      INFORMATION IS AVAILABLE BY CLICKING ON THE MATERIAL URL
      LINK: https://balo.journal-officiel.gouv.fr/pdf/2015/0320/201503201500683.pdf.
      THIS IS A REVISION DUE TO RECEIPT OF ADDITIONAL URL LINK:
      http://www.journal-officiel.gouv.fr//pdf/2015/0408/201504081500961.pdf. IF
      YOU HAVE ALREADY SENT IN YOUR VOTES, PLEASE DO NOT VOTE AGAIN UNLESS YOU
      DECIDE TO AMEND YOUR ORIGINAL INSTRUCTIONS. THANK YOU.
O.1   Review and approval of the corporate financial statements for the financial year ended  Management For      For
      on December 31, 2014
O.2   Allocation of income for the financial year ended on December 31, 2014                  Management For      For
O.3   Review and approval of the consolidated financial statements for the financial year     Management For      For
      ended on December 31, 2014
O.4   Special report of the statutory auditors on the continuation of a regulated             Management For      For
      agreement entered into during a previous financial year
O.5   Authorization granted to the Board of Directors for an 18-month period to allow the     Management For      For
      Company to trade in its own shares
O.6   Advisory review of the compensation owed or paid to Mr. Jacques Gounon, President       Management For      For
      and CEO for the financial year ended on December 31, 2014
O.7   Advisory review of the compensation owed or paid to Mr. Emmanuel Moulin, Managing       Management For      For
      Director for the financial year ended on December 31, 2014
E.8   Renewal of the delegation of authority granted to the Board of Directors for a 26-month Management Against  Against period to issue common shares of the company or securities entitling to common shares of the company or companies of the group, while maintaining shareholders'
      preferential subscription rights

                           INVESTMENT COMPANY REPORT

E.9   Renewal of the delegation of authority granted to the Board of Directors for a 26-month Management Against  Against period to issue common shares of the company or securities entitling to common shares of the company or companies of the group, with cancellation of shareholders'
      preferential subscription rights, but with a mandatory priority period
E.10  Renewal of the delegation of authority granted to the Board of Directors for a 26-month Management Against  Against period to issue common shares of the company or securities giving access to capital up to 10% of share capital in consideration for in-kind contribution comprised of equity securities or securities giving access to capital
E.11  Delegation of authority granted to the Board of Directors for a 12-month period to      Management Against  Against
      allocate free shares to employees who are not executives managers
E.12  Long-term incentive program for executive managers and executive corporate officers:    Management Against  Against
      creation of preferred shares convertible into common shares at the end of the four-year period, subject to performance conditions.
E.13  Delegation of authority granted to the Board of Directors for a 12-month period to      Management Against Against
      allocate free preferred shares to certain executive corporate officers of the company and to certain executives of the company and its subsidiaries with cancellation of shareholders' preferential subscription rights
E.14  Overall limitation on issuance authorizations with or without cancellation of           Management Against Against
      preferential subscription right
E.15  Delegation of authority granted to the Board of Directors for a 26-month period to      Management Against Against
      carry out sales or capital increases with cancellation of shareholders preferential subscription rights by issuing common shares or securities giving access to capital of the company reserved for employees participating in a company savings plan
E.16  Authorization granted to the Board of Directors for an 18-month period to reduce        Management For     For
      capital by cancellation of shares
E.17  Amendment to Article 16 of the bylaws of the company regarding the number of shares     Management For     For
      held by directors during their term of office.
E.18  Compliance of the bylaws with the legal and regulatory provisions                       Management For     For
O.19  Powers to carry out all legal formalities                                               Management For     For


                           INVESTMENT COMPANY REPORT

CORE-MARK HOLDING COMPANY, INC.
Security       218681104     Meeting Type Annual
Ticker Symbol  CORE          Meeting Date 19-May-2015
ISIN           US2186811046  Agenda       934180489 - Management

                                                                                      FOR/AGAINST
ITEM  PROPOSAL                                                     TYPE        VOTE   MANAGEMENT
----  --------                                                     ---------- ------- -----------
1A.   ELECTION OF DIRECTOR: ROBERT A. ALLEN                        Management For       For
1B.   ELECTION OF DIRECTOR: STUART W. BOOTH                        Management For       For
1C.   ELECTION OF DIRECTOR: GARY F. COLTER                         Management For       For
1D.   ELECTION OF DIRECTOR: ROBERT G. GROSS                        Management For       For
1E.   ELECTION OF DIRECTOR: THOMAS B. PERKINS                      Management For       For
1F.   ELECTION OF DIRECTOR: HARVEY L. TEPNER                       Management For       For
1G.   ELECTION OF DIRECTOR: RANDOLPH I. THORNTON                   Management For       For
1H.   ELECTION OF DIRECTOR: J. MICHAEL WALSH                       Management For       For
2.    ADVISORY RESOLUTION TO APPROVE EXECUTIVE COMPENSATION.       Management Abstain   Against
3.    TO APPROVE AN AMENDMENT TO OUR CERTIFICATE OF INCORPORATION  Management For       For
      TO INCREASE THE TOTAL NUMBER OF AUTHORIZED SHARES OF COMMON
      STOCK FROM 50,000,000 SHARES TO 100,000,000 SHARES
4.    TO RATIFY THE SELECTION OF DELOITTE & TOUCHE LLP AS CORE-    Management For       For
      MARK'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM TO
      SERVE FOR THE FISCAL YEAR ENDING DECEMBER 31, 2015.


                           INVESTMENT COMPANY REPORT

NL INDUSTRIES, INC.
Security       629156407       Meeting Type  Annual
Ticker Symbol  NL              Meeting Date  21-May-2015
ISIN           US6291564077    Agenda        934155652 - Management

                                                                                     FOR/AGAINST
ITEM  PROPOSAL                                                    TYPE        VOTE   MANAGEMENT
----  --------                                                    ---------- ------- -----------
1.    DIRECTOR                                                    Management
        1   LORETTA J. FEEHAN                                                For       For
        2   ROBERT D. GRAHAM                                                 For       For
        3   CECIL H. MOORE, JR                                               For       For
        4   THOMAS P. STAFFORD                                               For       For
        5   STEVEN L. WATSON                                                 For       For
        6   TERRY N. WORRELL                                                 For       For
2.    NONBINDING ADVISORY VOTE APPROVING NAMED EXECUTIVE OFFICER  Management Abstain   Against
      COMPENSATION


                           INVESTMENT COMPANY REPORT

KAISER ALUMINUM CORPORATION
Security       483007704     Meeting Type  Annual
Ticker Symbol  KALU          Meeting Date  02-JUN-2015
ISIN           US4830077040  Agenda        934217363 - Management

                                                                                        FOR/AGAINST
ITEM PROPOSAL                                                        TYPE        VOTE   MANAGEMENT
---- --------                                                        ----------  ----   -----------
 1.  DIRECTOR                                                        Management
       1   DAVID FOSTER                                                         Withheld  Against
       2   L. PATRICK HASSEY                                                    For       For
       3   TERESA A. HOPP                                                       For       For
 2.  ADVISORY VOTE TO APPROVE COMPENSATION OF THE COMPANY'S NAMED    Management Against   Against
     EXECUTIVE OFFICERS AS DISCLOSED IN THE PROXY STATEMENT
 3.  APPROVAL OF KAISER ALUMINUM CORPORATION's AMENDED AND RESTATED  Management Against   Against
     2006 EQUITY AND PERFORMANCE INCENTIVE PLAN
 4.  APPROVAL OF AMENDMENT TO KAISER ALUMINUM CORPORATION'S          Management Against   Against
     AMENDED AND RESTATED CERTIFICATE OF INCORPORATION
 5.  RATIFICATION OF THE SELECTION OF DELOITTE & TOUCHE LLP AS THE   Manangment For       For
     COMPANY'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR
     2015.


                           INVESTMENT COMPANY REPORT

ROCK-TENN COMPANY
Security       772739207     Meeting Type  Special
Ticker Symbol  RKT           Meeting Date  24-Jun-2015
ISIN           US7727392075  Agenda        934238305 - Management

                                                                                        FOR/AGAINST
ITEM PROPOSAL                                                        TYPE        VOTE   MANAGEMENT
---- --------                                                        ----------  ----   -----------
 1.  TO APPROVE THE SECOND AMENDED AND RESTATED BUSINESS COMBINATION Management For       For
     AGREEMENT, DATED AS OF APRIL 17, 2015 AND AMENDED AS OF MAY 5,
     2015 (AS IT MAY BE FURTHER AMENDED FROM TIME TO TIME),
     BETWEEN ROCK-TENN COMPANY, MEADWESTVACO CORPORATION, WESTROCK
     COMPANY(FORMERLY KNOWN AS ROME-MILAN HOLDINGS, INC.), ROME
     MERGER SUB, INC. AND MILAN MERGER SUB, LLC.
 2.  TO ADJOURN THE ROCK-TENN COMPANY SPECIAL MEETING, IF NECESSARY  Management For       For
     OR APPROPRIATE, TO SOLICIT ADDITIONAL PROXIES IF THERE ARE NOT
     SUFFICIENT VOTES TO APPROVE THE PROPOSAL DESCRIBED ABOVE.
 3.  TO APPROVE, ON A NON-BINDING, ADVISORY BASIS, THE COMPENSATION  Management For       For
     THAT MAY BECOME PAYABLE TO ROCK-TENN COMPANY'S NAMED
     EXECUTIVE OFFICERS IN CONNECTION WITH THE TRANSACTION.


                           INVESTMENT COMPANY REPORT

ROMA RESTAURANT HOLDING, INC.
Security        77599R980          Meeting Type       Special
Ticker Symbol   ROMA               Meeting Date       12-Jun-2015
ISIN            		   Agenda             Management

                                                                                    FOR/AGAINST
ITEM  PROPOSAL                                                      TYPE     VOTE   MANAGEMENT
----  --------                                                   ---------- ------- -----------
1.    DIRECTOR                                                   Management
         1   SCOTT WILSON                                                    For       For




Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report
   to be signed on its behalf by the undersigned, thereunto duly authorized. (Registrant) Northeast Investors Trust
   /s/ Bruce Monrad
   By (Signature and Title)* Bruce Monrad, Chairman
   (Principal Executive Officer)
   Date August 26, 2015
   * Print the name and title of each signing officer under his or her signature By the Commission